SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
The following is a summary of the Company's stock options activity for the six months period ended June 30, 2017:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2016	624,437	$10.47	3.55	$4,576
Granted (*)	65,002	18.90
Exercised	(71,937)	8.96
Expired and forfeited	(8,700)	11.29

Outstanding at June 30, 2017	608,802	$11.54	3.42	$4,756

Vested and expected to vest at June 30, 2017	608,802	$11.54	3.42	$4,756

Exercisable at June 30, 2017	273,400	$9.71	2.63	$2,637

(*) The fair value of the options granted during the six months period ended June 30, 2017 was estimated by using a Black-Scholes option-pricing model which requires the following assumptions: risk-free interest rates of 1.6% - 1. 9% which is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term to the options' expected term, expected volatility of 49.3% - 55.9% which is calculated based upon actual historical stock price movements over the most recent periods ending on the grant date and an expected term of 3.45 - 4.76 years which is generated by running a Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information of the options.

Stock Options Under the Plans by Exercise Price
As of June 30, 2017, stock options under the 2013 Share Option Plan, as amended are as follows for the periods indicated:

	Options outstanding at June 30, 2017			Options exercisable at June 30, 2017
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

2.56 – 3.90	41,400	3.25	1.34	41,400	3.25	1.34
5.35 – 8.60	55,500	6.68	2.02	55,500	6.68	2.02
10.49 – 18.90	511,902	12.73	3.75	176,500	12.17	3.12

	608,802			273,400

Schedule of RSUs
The following is a summary of the Company's RSUs activity for the six months period ended June 30, 2017:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2016	193,150	2.02	$3,438
Granted	24,928
Vested	(31,224)
Cancelled and forfeited	(3,250)

Outstanding at June 30, 2017	183,604	1.61	$3,553

Vested and expected to vest at June 30, 2017	183,604	1.61	$3,553

Departmental Allocation of Share-based Compensation Charge
The following table summarizes the departmental allocation of the Company's share-based compensation charges:

	Six months ended June 30,
	2017*	2016*
	Unaudited

Cost of revenues	$67	$42
Research and development, net	242	239
Sales and marketing, net	272	51
General and administrative	659	355

	$1,240	$687

(*)	Including $778 and $214 of compensation cost related to RSUs for the six month periods ended June 30, 2017 and 2016, respectively.